Muzinich Low Duration Fund

Supplement dated April 30, 2026 to the Summary Prospectus dated April 30, 2026
Until further notice, Institutional Shares of the Muzinich Low Duration Fund are not available for purchase.

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Please retain this supplement with your Summary Prospectus.